Fees Summary	Aug. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 13,323,180.00
Previously Paid Amount	0.00
Total Fee Amount	2,039.78
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 2,039.78
Narrative - Max Aggregate Offering Price	$ 13,323,180.00
Final Prospectus	true